Business Combinations (Details 1) (RBF consulting [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Oct. 03, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 15,667
Weighted Average Amortizable Life	2 years 3 months 18 days
Project backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	5,820
Weighted Average Amortizable Life	1 year 1 month 6 days
Project pipeline and customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	8,130
Weighted Average Amortizable Life	3 years 4 months 24 days
Non-compete agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	1,067
Weighted Average Amortizable Life	1 year 3 months 18 days
Trademark/trade name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair Value	$ 650
Weighted Average Amortizable Life	1 year 4 months 24 days